Accumulated Other Comprehensive (Loss)/Income - Reclassifications out of AOCI (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financing items, net									$ 0	$ 10.3	$ (5.1)
Total before tax									473.5	567.9	565.4
Cost of products sold									2,312.5	2,361.7	2,429.3
Tax (expense)/benefit									117.4	160.9	156.5
Net of tax	85.2	64.5	98.5	107.9	105.1	87.2	84.9	129.8	356.1	407.0	408.9
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax									14.5
Foreign Exchange Contracts [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financing items, net									4.7
Total before tax									4.7
Tax (expense)/benefit									2.4
Net of tax									2.3
Pension/Postretirement Activity [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax									18.9
Tax (expense)/benefit									6.7
Net of tax									12.2
Prior service costs [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products sold									0.3
Actuarial losses [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products sold									18.4
Settlement gain [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products sold									$ 0.2